SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts, returns and credits	$ 15	$ 14	$ 13
Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	81	73	49
Bad debt expense	23	28	37
Write-offs	(20)	(21)	(13)
Other	(7)	1
Allowance for doubtful accounts, ending balance	$ 77	$ 81	$ 73